Employee Benefits Plan - Summary of Major Categories of Plan Assets for Funded Plans (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value of plan assets [Line Items]
Equities	$ 400	$ 713
Bonds	1,368	2,186
Derivatives	172	358
Cash and cash equivalents	220	333
Other	39	48
Total	2,337	3,790
Corporate Bonds [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	764	1,192
Government Bonds [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	349	605
Other Fixed Income [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	255	389
Multi-Asset [Member]
Disclosure of fair value of plan assets [Line Items]
Multi-asset	138	152
Quoted Plan Assets [Member]
Disclosure of fair value of plan assets [Line Items]
Equities	134	202
Derivatives		6
Cash and cash equivalents	45	38
Other	6	7
Total	185	253
Unquoted Plan Assets [Member]
Disclosure of fair value of plan assets [Line Items]
Equities	266	511
Bonds	1,368	2,186
Derivatives	172	352
Cash and cash equivalents	175	295
Other	33	41
Total	2,152	3,537
Unquoted Plan Assets [Member] | Corporate Bonds [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	764	1,192
Unquoted Plan Assets [Member] | Government Bonds [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	349	605
Unquoted Plan Assets [Member] | Other Fixed Income [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	255	389
Unquoted Plan Assets [Member] | Multi-Asset [Member]
Disclosure of fair value of plan assets [Line Items]
Multi-asset	$ 138	$ 152